GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are comprised of the following:

September 30, 2019

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$2,297,200	(1,438,736)	858,464	3-10
Developed Technology	$6,105,600	(1,567,873)	4,537,727	9
Film Library	$957,000	(86,850)	870,150	11
Trademarks and Tradenames	$132,000	(12,221)	119,779	12
Favorable Leases	$95,000	(8,480)	86,520	3
	$9,586,800	(3,114,160)	6,472,640

Goodwill	$1,121,361	—	1,121,361	—

Amortization expense was $643,942 and $551,723 for the nine months ended September 30, 2019 and 2018, respectively.

December 31, 2018

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,947,200	(1,374,933)	572,267	3-10
Developed Technology	$6,105,600	(1,059,070)	5,046,530	9
Film Library	$957,000	(32,700)	924,300	11
Trademarks and Tradenames	$132,000	(3,515)	128,485	12
	$9,141,800	(2,470,218)	6,671,582

Goodwill	$924,361	—	924,361	—

Remaining amortization of the intangible assets as of September 30, 2019 is as follows:

	2019	2020	2021	2022	2023	Beyond
Customer Base	$26,384	$103,455	$103,455	$103,455	$103,455	$418,260
Developed Technology	169,601	678,404	678,404	678,404	678,404	1,654,510
Film Library	18,050	87,000	87,000	87,000	87,000	504,100
Trademarks and Tradenames	2,902	11,000	11,000	11,000	11,000	72,877
Favorable Leases	5,088	20,352	20,352	20,352	20,352	24
Total	$222,025	$900,211	$900,211	$900,211	$900,211	$2,649,771

Goodwill and intangible assets are comprised of the following:

December 31, 2018

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,947,200	(1,374,933)	572,267	3-10
Developed Technology	$6,105,600	(1,059,070)	5,046,530	9
Film Library	$957,000	(32,700)	924,300	11
Trademarks and Tradenames	$132,000	(3,515)	128,485	12
	$9,141,800	(2,470,218)	6,671,582

Goodwill	$924,361	—	924,361	—

(1) Increases from the prior year are from the acquisition of Blue Collar. See more details on this acquisition in Note 2 to these consolidated financial statements.

December 31, 2017

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,422,100	(1,392,102)	29,998	3
Developed Technology	6,105,600	(380,665)	5,724,935	9
	$7,527,700	(1,772,767)	5,754,933

Goodwill	$70,995	—	70,995	—

Remaining amortization of the intangible assets is as following for the next five years and beyond:

	2019	2020	2021	2022	2023	Beyond
Customer Base	53,455	53,455	53,455	53,455	53,455	304,992
Developed Technology	678,404	678,404	678,404	678,404	678,404	1,654,510
Film Library	87,000	87,000	87,000	87,000	87,000	489,300
Trademarks and Tradenames	11,000	11,000	11,000	11,000	11,000	73,485